Item 1. Report to Shareholders

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

CORPORATE INCOME FUND
--------------------------------------------------------------------------------
As of 5/31/04

Corporate Income Fund $17,278

Lehman Brothers Baa U.S. Credit Index $18,103

Lipper Corporate Debt BBB Funds Average $16,970

                       Lehman Brothers      Lipper Corporate          Corporate
                              Baa U.S.              Debt BBB             Income
                          Credit Index         Funds Average               Fund

10/31/95               $        10,000       $        10,000    $        10,000

5/96                            10,016                10,081             10,009

5/97                            10,989                11,097             11,045

5/98                            12,346                12,394             12,587

5/99                            12,702                12,612             12,435

5/00                            12,577                12,511             12,357

5/01                            14,344                14,016             14,070

5/02                            15,360                14,770             14,983

5/03                            17,976                16,683             16,910

5/04                            18,103                16,970             17,278


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04            1 Year             5 Years            10/31/95
--------------------------------------------------------------------------------

Corporate Income Fund             2.18%               6.80%                6.58%

Lehman Brothers Baa U.S.
Credit Index                      0.71                7.34                 7.16

Lipper Corporate Debt
BBB Funds Average                 0.53                6.17                 6.30

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund generated a positive return of 2.18% during the 12 months ended May 31, 2004, in a difficult environment for higher-quality bonds. It handily out-performed the Lipper Corporate Debt BBB Funds Average of similarly managed funds and the unmanaged Lehman Brothers Baa U.S. Credit Index, as shown in the table on the preceding page. As the economy gathered strength over the past year, inflation fears began to mount, putting pressure on fixed-income securities; the portfolio's relatively short duration aided performance versus its benchmarks.

Major Index Returns
--------------------------------------------------------------------------------
                                                                       12-Month
Period Ended 5/31/04                                                     Return
--------------------------------------------------------------------------------


Lehman Brothers U.S. Treasury Index                                       -2.64%

Lehman Brothers U.S. Aggregate Index                                     - 0.44

Lehman Brothers Baa U.S. Credit Index                                     -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                                            1.5

CS First Boston High Yield Index                                          13.25

Sources: Lehman Brothers and First Boston.

As you know, the fund seeks to provide high income and some capital growth by investing primarily in corporate bonds and at least 65% of net assets in securities rated AAA, AA, A, or BBB by at least one rating agency. This strategy provides us with some flexibility in pursuing the fund's objective by allowing a portion of fund assets to be invested in lower-quality investment-grade bonds.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds, which tend to act more like equities than bonds in an improving economy, far outpaced higher-quality bonds such as Treasuries and higher-rated corporate securities over the 12-month period.

Quality Diversification
--------------------------------------------------------------------------------

A Rated and Above                                                            10%

BBB Rated                                                                    71%

BB Rated                                                                      9%

B Rated                                                                      10%

Based on net assets as of 5/31/04.

In fact, all fixed-income classes except for mortgage-backed bonds posted negative returns during the fund's fiscal year. Eighty-one percent of portfolio assets were rated BBB or above, and the balance was diversified among BB and B securities, as shown in the Quality Diversification pie chart.

Yields rose in general before declining earlier this year, only to spike sharply higher in April as the economy continued to grow and investors focused their attention on the threat of higher inflation in the months ahead.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/03              5/31/04
--------------------------------------------------------------------------------

Price Per Share                            $          9.80      $          9.49

30-Day Standardized
Yield to Maturity                                     4.51%                5.38%

Weighted Average Maturity (years)                      9.8                 10.3

Weighted Average Quality *                              A-                  BBB

* Based on T. Rowe Price research.

The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year ago. The weighted average maturity of the portfolio lengthened over the course of the year, while quality of the portfolio's holdings declined slightly from A- to BBB, still within the investment-grade spectrum. Our positioning in lower-quality bonds benefited fund results during the past 12 months as that sector of the market outperformed.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 18, 2004

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00

NET ASSET VALUE
Beginning of period  $    9.80   $    9.25   $    9.31   $    8.80   $    9.54

Investment activities
  Net investment
  income (loss)           0.52*!!     0.57*!!     0.65*       0.67*       0.68*

  Net realized and
  unrealized
  gain (loss)            (0.31)       0.56       (0.06)       0.51       (0.74)

  Total from
  investment
  activities              0.21        1.13        0.59        1.18       (0.06)

Distributions
  Net investment
  income                 (0.52)      (0.58)      (0.65)      (0.67)      (0.68)

NET ASSET VALUE
  End of period      $    9.49   $    9.80   $    9.25   $    9.31   $    8.80
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return ^           2.18%*!!   12.86%*!!     6.49%*     13.86%*    (0.63%)*

Ratio of total
expenses to
average net assets       0.75%*!!    0.80%*!!     0.80%*      0.80%*     0.80%*

Ratio of net
investment
income (loss)
to average
net assets               5.39%*!!    6.21%*!!     7.00%*      7.40%*     7.44%*

Portfolio
turnover rate            82.9%       92.9%        91.1%       98.1%      90.9%

Net assets,
end of period
(in thousands)       $ 102,023   $ 111,480    $  78,341   $  61,721  $  43,725

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/05.

!! See Note 4. Excludes expenses permanently waived of 0.05% and 0.00% of average net assets for the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

PORTFOLIO OF INVESTMENTS (1)                  $ Par/Shares                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   79.7%

Aerospace & Defense   1.2%

Boeing, 8.75%, 8/15/21                                 360                  448

Bombardier, 144A, 6.30%, 5/1/14                        525                  480

Raytheon, 6.00%, 12/15/10                              270                  282



Airlines   0.6%

Qantas Airways, 144A, 5.125%, 6/20/13                  300                  277

Southwest Airlines, 6.50%, 3/1/12                      350                  370

                                                                            647

Automobiles and Related   9.6%

DaimlerChrysler, 7.30%, 1/15/12                        145                  157

Ford Motor, 7.45%, 7/16/31                             800                  760

Ford Motor Credit
    7.00%, 10/1/13                                     700                  703

    7.375%, 2/1/11                                   3,245                3,414

General Motors Acceptance Corp.
    6.125%, 8/28/07                                  2,250                2,350

    6.875%, 9/15/11                                    250                  256

GM, 8.375%, 7/15/33                                  1,450                1,507

Hertz, 4.70%, 10/2/06                                  100                  100

Lear, 8.11%, 5/15/09                                   475                  543

                                                                          9,790

Banking   3.9%

Banknorth Capital Trust I,
Series B, 10.52%, 5/1/27                               350                  422

Capital One Bank
    4.875%, 5/15/08                                    300                  304

    5.75%, 9/15/10                                     380                  389

    6.50%, 6/13/13                                     250                  254

First Tennesse Capital II,
Series B, 6.30%, 4/15/34                               515                  478

Frost National Bank
San Antonio, 6.875%, 8/1/11                            375                  397

Hudson United Bancorp,
8.20%, 9/15/06                                         285                  310

Independence Community Bank,
VR, 3.75%, 4/1/14                                      235                  223

MBNA America Bank, 144A,
6.75%, 3/15/08                                         495                  539

Popular North America,
4.25%, 4/1/08                                          225                  226

Suncorp-Metway, 144A,
4.625%, 6/15/13                                        475                  447

                                                                          3,989

Beverages   0.7%

Miller Brewing, 144A,
5.50%, 8/15/13                                         170                  170

Panamerican Beverages,
7.25%, 7/1/09                                          500                  545

                                                                            715

Broadcasting   3.8%

AOL Time Warner,
7.625%, 4/15/31                                      2,090                2,251

British Sky Broadcasting Group,
7.30%, 10/15/06                                        200                  218

Chancellor Media, 8.00%, 11/1/08                       415                  471

Time Warner, 6.875%, 6/15/18                           750                  783

Univision Communications,
2.875%, 10/15/06                                       155                  153

                                                                          3,876

Building Products   0.5%

CRH America, 6.40%, 10/15/33                           500                  498

                                                                            498

Cable Operators   3.8%

Clear Channel Communications,
7.65%, 9/15/10                                         630                  712

Comcast Corp., 5.85%, 1/15/10                          300                  312

Comcast Cable Communications
    6.75%, 1/30/11                                     725                  782

    7.125%, 6/15/13                                    425                  464

Cox Communications, 7.75%, 11/1/10                     450                  508

Lenfest Communications, 10.50%, 6/15/06                250                  284

Rogers Cable, 5.50%, 3/15/14                           360                  316

Shaw Communications, 144A,
7.40%, 10/17/07 (CAD)                                  700                  536

                                                                          3,914

Conglomerates   1.1%

Loews, 5.25%, 3/15/16                                  465                  428

Tyco International Group
    5.80%, 8/1/06                                      300                  314

    6.375%, 10/15/11                                   400                  420

                                                                          1,162

Diversified Chemicals   0.7%

Dow Chemical, 6.125%, 2/1/11                           725                  763

                                                                            763

Electric Utilities   12.4%

Arizona Public Service, 4.65%,
5/15/15                                                260                  237

Black Hills, 6.50%, 5/15/13                            525                  525

Centerpoint Energy, 5.875%, 6/1/08                     785                  800

Cleco
    7.00%, 5/1/08                                      375                  387

    8.75%, 6/1/05                                      625                  651

Cleveland Electric Illuminating,
144A, 5.65%, 12/15/13                                  200                  194

Constellation Energy Group,
4.55%, 6/15/15                                         250                  222

Dominion Resources, Series B, VR,
1.55%, 5/15/06                                         150                  150

Entergy Mississippi, 4.35%, 4/1/08                     225                  224

Exelon Generation, 144A, 5.35%, 1/15/14                500                  484

FirstEnergy, 7.375%, 11/15/31                          850                  889

Monongahela Power, 5.00%, 10/1/06                      490                  497

Nevada Power, Series I, 144A,
6.50%, 4/15/12                                         305                  287

PEPCO Holdings, 4.00%, 5/15/10                         255                  238

PG&E
    6.05%, 3/1/34                                      200                  187

    VR, 1.81%, 4/3/06                                  415                  416

Progress Energy, 7.10%, 3/1/11                         425                  467

PSEG Energy Holdings, 8.625%, 2/15/08                  955                1,027

PSEG Power, 8.625%, 4/15/31                            325                  396

Public Service of New Mexico,
4.40%, 9/15/08                                         490                  487

Sempra Energy
    6.00%, 2/1/13                                      335                  346

    VR, 1.74%, 5/21/08                                 470                  470

Southern California Edison,
4.65%, 4/1/15                                          700                  648

Texas-New Mexico Power,
6.125%, 6/1/08                                         250                  259

TXU Energy, 6.125%, 3/15/08                            755                  796

Westar Energy, 7.875%, 5/1/07                          745                  821

XCEL Energy, 7.00%, 12/1/10                            490                  543

                                                                         12,648

Electronic Components   0.4%

Motorola
    7.50%, 5/15/25                                     185                  197

    8.00%, 11/1/11                                     185                  211

                                                                            408

Energy   2.7%

El Paso Natural Gas,
7.625%, 8/1/10                                         250                  253

Evergreen Resources,
144A, 5.875%, 3/15/12                                  200                  203

Petroleos de Venezuela (PDVSA)
Finance, 6.80%, 11/15/08                               405                  408

Pioneer Natural Resources,
7.50%, 4/15/12                                         480                  542

Plains All American Pipeline,
7.75%, 10/15/12                                        290                  319

XTO Energy, 6.25%, 4/15/13                             290                  302

YPF Sociedad Anonima,
10.00%, 11/2/28                                        625                  675

                                                                          2,702


Entertainment and Leisure   0.3%

Royal Caribbean Cruises,
7.25%, 8/15/06                                         310                  327

                                                                            327

Exploration and Production   2.0%

Encana Holdings Finance,
5.80%, 5/1/14                                        1,080                1,100

Kaneb Pipeline Operations
    5.875%, 6/1/13                                     700                  683

    7.75%, 2/15/12                                     250                  274

                                                                          2,057

Finance and Credit   1.3%

Colonial Bank, 9.375%, 6/1/11                          425                  495

FBOP Capital Trust II,
144A, 10.00%, 1/15/09                                  800                  860

                                                                          1,355

Food Processing   0.3%

Kraft Foods, 5.625%, 11/1/11                           275                  277

Food/Tobacco   0.3%

Philip Morris
    6.375%, 2/1/06                                      90                   92

    7.75%, 1/15/27                                     200                  198

                                                                            290
Gaming   0.7%

International Game Technology,
8.375%, 5/15/09                                        650                  747

                                                                            747
Gas & Gas Transmission   3.6%

Buckeye Partners, 6.75%, 8/15/33                       500                  516

Duke Capital
    6.25%, 2/15/13                                     280                  284

    6.75%, 7/15/18 - 2/15/32                           845                  837

Kinder Morgan, 6.50%, 9/1/12                           375                  397

Panhandle Eastern Pipeline, 4.80%, 8/15/08             235                  236

Piedmont Natural Gas, 6.00%, 12/19/33                  200                  193

Southwest Gas, 8.375%, 2/15/11                         225                  260

Valero Energy, 4.75%, 4/1/14                         1,000                  932

                                                                          3,655

Healthcare Services   0.3%

Highmark, 144A, 6.80%, 8/15/13                         265                  278

                                                                            278

Insurance   4.0%

Ace Capital Trust II, 9.70%, 4/1/30                    260                  337

Commerce Group, 5.95%, 12/9/13                         400                  397

Fund American Companies,
5.875%, 5/15/13                                         50                   49

Mangrove Bay Trust, 144A, VR,
6.102%, 7/15/33                                        400                  393

MIC Financing Trust I, 144A,
8.375%, 2/1/27                                         830                  890

Nationwide Mutual Insurance, 144A,
6.60%, 4/15/34                                         375                  356

NLV Financial, 144A, 7.50%, 8/15/33                    500                  501

Ohio National Financial Services,
144A, 6.35%, 4/1/13                                    225                  228

Principal Mutual Life Insurance,
144A, 8.00%, 3/1/44                                    200                  203

RLI Corporation, 5.95%, 1/15/14                        535                  520

Security Benefit Life Insurance,
144A, 7.45%, 10/1/33                                   200                  206

                                                                          4,080

Investment Dealers   0.1%

Franklin Resources, 3.70%, 4/15/08                      85                   83

                                                                             83

Long Distance   2.7%

Sprint Capital
    6.875%, 11/15/28                                 1,255                1,216

    7.625%, 1/30/11                                  1,360                1,510

                                                                          2,726

Media and Communications   2.1%

Belo
    7.125%, 6/1/07                                     110                  120

    8.00%, 11/1/08                                     350                  400

Liberty Media, VR, 2.61%, 9/17/06                      660                  672

News America
    6.75%, 1/9/38                                      600                  665

    7.625%, 11/30/28                                   225                  253

                                                                          2,110

Metals and Mining   2.1%

Falconbridge, 7.35%, 6/5/12                            250                  275

Massey Energy, 6.625%, 11/15/10                        800                  800

Phelps Dodge, 8.75%, 6/1/11                            150                  178

Placer Dome
    6.375%, 3/1/33                                     225                  220

    6.45%, 10/15/35                                    400                  396

WMC Finance, 5.125%, 5/15/13                           250                  243

                                                                          2,112

Miscellaneous Consumer Products   0.6%

Bunge Limited Finance, 4.375%, 12/15/08                400                  395

Masco, 5.875%, 7/15/12                                 225                  234

Oil Field Services   0.6%

Halliburton, 144A, VR, 1.92%, 1/26/07                  570                  570

                                                                            570

Paper and Paper Products   1.8%

Abitibi Consolidated Company of Canada,
6.95%, 12/15/06                                        160                  165

Celulosa Arauco Y Constitucion,
5.125%, 7/9/13                                         600                  560

Domtar, 5.375%, 12/1/13                                450                  428

SCA Coordination Center, 144A,
4.50%, 7/15/15                                         300                  273

Weyerhaeuser, 7.375%, 3/15/32                          400                  433

                                                                          1,859

Petroleum   2.7%

Amerada Hess, 7.875%, 10/1/29                        1,000                1,072

Devon Financing
    6.875%, 9/30/11                                    500                  545

    7.875%, 9/30/31                                    135                  155

Kern River Funding, 144A,
4.893%, 4/30/18                                        359                  347

Pemex Finance, 8.02%, 5/15/07                          400                  431

PF Export Receivables Master Trust,
144A, 6.436%, 6/1/15                                   194                  190

                                                                          2,740

Real Estate   1.3%

Developers Diversified Realty,
3.875%, 1/30/09                                        280                  270

IStar Financial, 144A, 4.875%, 1/15/09                 175                  166

Reckson Operating Partnership,
5.15%, 1/15/11                                         300                  292

Rouse, 8.43%, 4/27/05                                  350                  368

Simon Property Group, 144A,
3.75%, 1/30/09                                         200                  191

                                                                          1,287

Retail   0.2%

JC Penney, 7.375%, 8/15/08                             150                  162

                                                                            162

Satellites   0.2%

Echostar DBS, 144A, 5.75%, 10/1/08                     250                  243

Savings and Loan   1.0%

Greenpoint Capital Trust I, 9.10%, 6/1/27              375                  425

Webster Capital Trust II, Series B,
10.00%, 4/1/27                                         550                  631

                                                                          1,056

Services   0.8%

Oakmont Asset Trust, 144A, 4.514%, 12/22/08            335                  328

Waste Management
    5.00%, 3/15/14                                     200                  190

    7.375%, 5/15/29                                    250                  271

                                                                            789

Specialty Chemicals   0.2%

Chevron Phillips Chemical,
5.375%, 6/15/07                                        225                  235

                                                                            235

Specialty Retailers   0.8%

AutoZone
    4.375%, 6/1/13                                     105                   95

    4.75%, 11/15/10                                    205                  200

Lowes, 6.50%, 3/15/29                                  275                  287

Office Depot, 6.25%, 8/15/13                           205                  212

                                                                            794

Supermarkets   0.2%

Kroger, 8.05%, 2/1/10                                  200                  229

                                                                            229

Telecommunications   1.7%

AT&T Corporation, STEP,
8.05%, 11/15/11                                        280                  302

British Telecommunications, VR,
8.375%, 12/15/10                                       625                  732

Telus, 7.50%, 6/1/07                                   660                  722

                                                                          1,756

Telephones   3.6%

Citizens Communications, 9.00%, 8/15/31                540                  507

Deutsche Telekom International Finance
    STEP, 8.25%, 6/15/05                               325                  344

    STEP, 8.50%, 6/15/10                               850                1,005

France Telecom, STEP, 8.75%, 3/1/11                  1,225                1,421

Telecom Italia Capital, 144A,
5.25%, 11/15/13                                        405                  391

                                                                          3,668

Transportation (excluding Rail Road)   0.4%

Continental Airlines, Series 1999-1,
Class A, 6.545%, 2/2/19                                464                  443

                                                                            443

Wireless Communications   2.4%

America Movil, 144A, 4.125%, 3/1/09                    540                  510

Rogers Cantel, 9.75%, 6/1/16                         1,000                1,150

U.S. Cellular, 6.70%, 12/15/33                         295                  280

Vodafone Airtouch, 7.75%, 2/15/10                      400                  458

                                                                          2,398

Total Corporate Bonds and Notes
(Cost $80,593)                                                           81,277

ASSET-BACKED SECURITIES   0.2%

Auto-Backed   0.2%

SSB Auto Loan Trust, Series 2002-1,
Class C, 4.13%, 2/15/09                                165                  167

Total Asset-Backed Securities (Cost $165)                                   167


FOREIGN GOVERNMENTS and MUNICIPALITIES
(EXCLUDING CANADIAN)   4.8%

National Republic of Bulgaria,
8.25%, 1/15/15                                         150                  169

Petroleos Mexicanos, STEP, 6.50%, 2/1/05               750                  770

Republic of Chile, 5.50%, 1/15/13                      200                  201

Russian Federation, STEP, 5.00%, 3/31/30               500                  455

United Mexican States
    4.625%, 10/8/08                                  1,000                  993

    7.50%, 4/8/33                                      500                  488

    8.125%, 12/30/19                                 1,000                1,072

    9.875%, 2/1/10                                     600                  729

Total Foreign Governments and Municipalities
(Excluding Canadian) (Cost $4,653)                                        4,877

EQUITY AND CONVERTIBLE SECURITIES   4.3%

Bank and Trust   2.3%

AmSouth Bancorporation, Common Stock                     7                  165

Bank of America, Common Stock                            3                  251

BB&T, Common Stock                                       5                  188

Citizens Banking, Common Stock                           5                  150

Comerica, Common Stock                                   3                  170

J.P. Morgan Chase, Common Stock                          6                  202

KeyCorp, Common Stock                                    6                  173

National City, Common Stock                              5                  160

PNC Financial Services Group,
Common Stock                                             3                  166

Regions Financial, Common Stock                          4                  152

U.S. Bancorp, Common Stock                               7                  190

Union Planters, Common Stock                             6                  181

Washington Mutual, Common Stock                          4                  175

                                                                          2,323

Building and Real Estate   0.8%

CarrAmerica Realty, REIT                                 5                  147

Equity Residential, REIT                                 5                  147

Reckson Associates Realty, Conv.
Pfd. Stock, 7.625%                                       6                  153

Vornado Realty Trust, REIT                               4                  191

Weingarten Realty, REIT                                  5                  163

                                                                            801


Electric Utilities   0.1%

PPL Energy Supply, Conv. Bonds,
2.625%, 5/15/23                                        110                  111

                                                                            111

Financial Services   0.2%

Citigroup, Common Stock                                  4                  186

                                                                            186

Integrated Petroleum - International   0.4%

BP ADR                                                   3                  132

ChevronTexaco, Common Stock                              2                  136

Royal Dutch Petroleum ADS                                4                  200

Media and Communications   0.1%

Liberty Media, Conv. Bonds,
4.00%, 11/15/29                                        100                   70

                                                                             70

Miscellaneous Consumer Products   0.1%
UST, Common Stock                                        2                   75

                                                                             75

Miscellaneous Materials   0.0%
Williams Companies, Conv.
Pfd. Stock, 9.00%                                        5                   63

                                                                             63

Real Estate   0.3%
Roslyn Real Estate Asset,
Preferred Stock, 4.812%                                  0                  307

                                                                            307

Total Equity and Convertible Securities
(Cost $4,109)                                                             4,404

DOMESTIC BOND MUTUAL FUNDS   9.0%

T. Rowe Price Institutional
High Yield Fund, 8.08% p                               866                9,201

Total Domestic Bond Mutual Funds
(Cost  $9,083)                                                            9,201

MONEY MARKET FUNDS 0.4%

T. Rowe Price Reserve
Investment Fund, 1.09% #                               470                  470

Total Money Market Funds (Cost  $470)                                       470

Total Investments in Securities
98.4% of Net Assets (Cost $99,073)                         $            100,396
                                                           --------------------


(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $10,741 and represents 10.5% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

CAD  Canadian dollar

REIT Real Estate Investment Trust

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(cost $99,073)                                             $            100,396

Other assets                                                              2,393

Total assets                                                            102,789

Liabilities

Total liabilities                                                           766

NET ASSETS                                                 $            102,023
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 45

Undistributed net realized gain (loss)                                   (4,987)

Net unrealized gain (loss)                                                1,323

Paid-in-capital applicable to 10,755,872
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                            105,642

NET ASSETS                                                 $            102,023
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.49
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        5/31/04

Investment Income (Loss)

Income
    Interest                                               $              5,348

    Dividend                                                                971

    Total income                                                          6,319

Expenses
    Investment management                                                   430

    Shareholder servicing                                                   181

    Custody and accounting                                                  147

    Registration                                                             50

    Prospectus and shareholder reports                                       35

    Legal and audit                                                          16

    Directors                                                                 5

    Miscellaneous                                                             5

    Reductions/repayments pursuant
    to expense limitation
      Investment management
      fees (waived) repaid                                                  (97)

    Total expenses                                                          772

Net investment income (loss)                                              5,547

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
    Securities                                                            3,472

    Capital gain distributions
    from mutual funds                                                        19

    Written options                                                         (24)

    Foreign currency transactions                                            18

    Net realized gain (loss)                                              3,485

Change in net unrealized gain (loss)
    Securities                                                           (7,487)

    Written options                                                          13

    Other assets and liabilities
    denominated in foreign currencies                                        (3)

    Change in net unrealized gain (loss)                                 (7,477)

Net realized and unrealized gain (loss)                                  (3,992)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,555
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03

Increase (Decrease) in Net Assets

Operations
    Net investment income (loss)           $         5,547      $         5,366

    Net realized gain (loss)                         3,485               (2,561)

    Change in net unrealized gain (loss)            (7,477)               8,946

    Increase (decrease) in net assets
    from operations                                  1,555               11,751

Distributions to shareholders
    Net investment income                           (5,545)              (5,460)

Capital share transactions *
    Shares sold                                     51,827               54,659

    Distributions reinvested                         4,250                3,980

    Shares redeemed                                (61,544)             (31,791)

    Increase (decrease) in net assets
    from capital share transactions                 (5,467)              26,848

Net Assets

Increase (decrease) during period                   (9,457)              33,139

Beginning of period                                111,480               78,341

End of period                              $       102,023      $       111,480
                                           ------------------------------------

(Including undistributed net investment
income of $45 at 5/31/04 and $40 at 5/31/03)

*Share information
    Shares sold                                      5,345                5,959

    Distributions reinvested                           441                  435

    Shares redeemed                                 (6,401)              (3,496)

    Increase (decrease) in
    shares outstanding                                (615)               2,898


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At May 31, 2004, approximately 17% of the fund's net assets were invested, directly and through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Transactions in options written and related premiums received during the year ended May 31, 2004, were as follows:

                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                      32            $  29,000

Closed                                                 (32)             (29,000)

Outstanding at end of period                            --            $     --
                                                       ------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $83,920,000 and $89,164,000, respectively, for the year ended May 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $5,545,000 and were characterized as ordinary income. At May 31, 2004, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $          2,721,000

Unrealized depreciation                                              (1,398,000)

Net unrealized appreciation (depreciation)                            1,323,000

Undistributed ordinary income                                           590,000

Capital loss carryforwards                                           (5,532,000)

Paid-in capital                                                     105,642,000

Net assets                                                 $        102,023,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended May 31, 2004, the fund utilized $2,832,000 of capital loss carryforwards. As of May 31, 2004, the fund had $904,000 of capital loss carryforwards that expire in fiscal 2008, $1,962,000 that expire in fiscal 2009, and $2,666,000 that expire in fiscal 2011.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $              3,000

Undistributed net realized gain                                        (833,000)

Paid-in capital                                                         830,000

At May 31, 2004, the cost of investments for federal income tax purposes was $99,073,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $32,000.

The fund is also subject to a contractual expense limitation through September 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.80%. Through September 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $213,000 through May 31, 2005 and $97,000 through September 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $234,000 for the year ended May 31, 2004, of which $22,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $13,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Corporate Income Fund pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Corporate Income Fund in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $51,000 during the year ended May 31, 2004. At May 31, 2004, the fund held approximately 1.28% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $838,000 and capital gain distributions of $19,000.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Annual Report


Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Corporate Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Corporate Income Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $830,000 from short-term capital gains.

For taxable non-corporate shareholders, $69,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $66,000 of the fund's income qualifies for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Corporate Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
1995
Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver
(1934)
1995
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
1995
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Mary J. Miller, CFA
(1955)
2004
[37]
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
1995
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Director, The Nasdaq Stock Market, Inc.

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (1954)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jennifer A. Callaghan (1969)
Vice President, Corporate Income Fund
Assistant Vice President, T. Rowe Price

Joseph A. Carrier (1960)
Treasurer, Corporate Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Patrick S. Cassidy, CFA (1964)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Mark S. Finn, CPA, CFA (1963)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (1942)
Vice President, Corporate Income Fund
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)
Secretary, Corporate Income Fund
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Vernon A. Reid, Jr. (1954)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert M. Rubino, CPA (1953)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David A. Tiberii, CFA (1965)
President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mark J. Vaselkiv (1958)
Executive Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Thea N. Williams (1961)
Vice President, Corporate Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,523                $8,017
     Audit-Related Fees                         685                    --
     Tax Fees                                 2,079                 2,159
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004